Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of market rental rates

Lease Liabilities	2024 £’000	2023 £’000	2022 £’000
At 1 January	464	624	766
Interest expenses	19	28	36
Lease payments	(186)	(188)	(178)
At 31 December	297	464	624

Low value leases expensed in year

	2024 £’000	2023 £’000	2022 £’000
Low value leases expensed	1	2	3
Total	1	2	3